RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payment of rental		$ 112,100	$ 82,670	$ 258,476
Payments for stock issuance		100,000	222,000
Accounts receivable, related parties		0
Related party receivables	$ 81,756		81,756	76,467
Related party payables	358,241	100	358,241	279,925
Montis Digital Limited [Member]
Related Party Transaction [Line Items]
Payments for stock issuance		250,000
Archax Holdings Ltd [Member]
Related Party Transaction [Line Items]
Payments for stock issuance		500,000
Wave Sync Corp [Member]
Related Party Transaction [Line Items]
Proceeds from sale of equity		750,000
Sheng Ying Xin Beijing Film Industry Co Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	46,416		46,416	43,414
Beijing Zhiping Science And Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	30,214		$ 30,214	$ 28,259
Sublease Agreement [Member] | PX Capital [Member]
Related Party Transaction [Line Items]
Payment of rental	68,000	112,100
Consultant Agreement [Member] | PX Capital [Member]
Related Party Transaction [Line Items]
Consultancy services fees	$ 80,000	120,000
Wave Sync Corp Agreement [Member] | Mr Hon Man Yun [Member]
Related Party Transaction [Line Items]
Payment of rental		$ 100,000